UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2005

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Zola Capital Management LLC
Address:          535 Pacific Avenue
                  2nd Floor
                  San Francisco, California 94133

Form 13F File Number:  028--10373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Zola
Title:            President
Phone:            (415) 486-2190

Signature, Place, and Date of Signing:

     /s/  Mark Zola             San Francisco, California        08/18/2005
  -----------------------       -------------------------        ----------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                        0
                                                   ------------------------

Form 13F Information Table Entry Total:                                  66
                                                   ------------------------

Form 13F Information Table Value Total:            $                 47,081
                                                   ------------------------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                 ZOLA PARTNERS
                                    FORM 13F
                                     Public
                                   6/30/2005

                               TITLE                      VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP    (X$1,000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED    NONE
---------------------       ----------       ---------- ----------  --------  ---- ----- -------- -------- ----- ------  -------
CENTURYTEL INC              COM              156700106        $52      1,500  SH           SOLE             1500
CHUBB CORP                  COM              171232101     $1,190     13,900  SH           SOLE            13900
CHUBB CORP                  CORP UNIT %      171232309        $32      1,000  SH           SOLE                            1,000
CONSECO INC                 PFD B CV 5.50%   208464867         $1         50  SH           SOLE                               50
CONSECO INC                 COM NEW          208464883        $22      1,000  SH           SOLE             1000
Federal Natl Mtg Assn       COM              313586109        $64      1,100  SH           SOLE             1100
GENERAL MOTORS CORP         DEB SR CV C 33   370442717    $12,510    592,900  SH           SOLE                          592,900
GENERAL MOTORS CORP         DEB SR CONV B    370442733     $1,277     68,300  SH           SOLE                           68,300
GOODYEAR TIRE & RUBBER CO   COM              382550101        $46      3,100  SH           SOLE             3100
HARTFORD FINL SVCS GROUP    COM              416515104       $120      1,600  SH           SOLE             1600
HILB ROGAL & HOBBS  CO      COM              431294107        $24        700  SH           SOLE              700
HUNTSMAN CORP               PFD MND CV 5%    447011206        $65      1,400  SH           SOLE                            1,400
INTERNATIONAL GAME TECH     COM              459902102        $51      1,800  SH           SOLE             1800
JONES APPAREL GROUP INC     COM              480074103        $16        500  SH           SOLE              500
MAUI LD & PINEAPPLE INC     COM              577345101        $15        400  SH           SOLE              400
MEDTRONIC INC               COM              585055106       $601     11,600  SH           SOLE            11600
MONTANA MLS BREAD INC       *W EXP 06/27/200 612071118         $0      7,500  SH           SOLE                            7,500
MORGAN STANLEY              COM NEW          617446448       $131      2,500  SH           SOLE             2500
SCHERING PLOUGH CORP        PFD CONV MAND    806605606     $1,280     25,100  SH           SOLE                           25,100
U.S. STEEL CORPORATION      PFD CV B 7%      912909207        $57        500  SH           SOLE                              500
XEROX CORP                  COM              984121103       $459     33,300  SH           SOLE            33300
YAHOO INC                   COM              984332106       $114      3,300  SH           SOLE             3300
CARNIVAL CORP               NOTE 10/2        143658AS1     $3,172  3,500,000  PRN          SOLE                        3,500,000
CENTERPOINT ENERGY          NOTE 2.875% 1/1  15189TAL1     $1,086  1,000,000  PRN          SOLE                        1,000,000
CHIRON CORP                 DBCV 2.750% 6/3  170040AJ8     $1,186  1,250,000  PRN          SOLE                        1,250,000
DAYSTAR TECH                *W EXP 03/22/200 23962Q118        $17      2,500  SH           SOLE                            2,500
DAYSTAR TECH                *W EXP 03/22/200 23962Q126        $27      5,000  SH           SOLE                            5,000
DISNEY WALT COMPANY         NOTE 2.125% 4/1  254687AU0       $257    250,000  PRN          SOLE                          250,000
DOMINION RES INC VA NEW     NOTE 2.125% 12/1 25746UAT6     $1,321  1,250,000  PRN          SOLE                        1,250,000
DUKE ENERGY                 NOTE 1.750% 5/1  264399EJ1     $4,059  3,250,000  PRN          SOLE                        3,250,000
FOUR SEASONS HOTEL INC      NOTE 1.875% 7/3  35100EAE4     $4,374  4,000,000  PRN          SOLE                        4,000,000
HALLIBURTON CO              NOTE 3.125% 7/1  406216AM3     $2,072  1,500,000  PRN          SOLE                        1,500,000
INTL PAPER CO               DBCV 6/2         460146BM4     $2,089  3,800,000  PRN          SOLE                        3,800,000
KELLWOOD CO                 DBCV 3.500% 6/1  488044AF5       $893  1,000,000  PRN          SOLE                        1,000,000
LIBERTY MEDIA CORP NEW      DEB 0.750% 3/3   530718AF2       $264    250,000  PRN          SOLE                          250,000
LOWES COS INC               NOTE 0.861% 10/1 548661CG0       $514    500,000  PRN          SOLE                          500,000
LUCENT TECHNOLOGIES INC     DBCV 2.750% 6/1  549463AG2     $1,079  1,000,000  PRN          SOLE                        1,000,000
MASCO CORP                  NOTE 7/2         574599BB1     $2,676  5,750,000  PRN          SOLE                        5,750,000
PATHMARK STORES INC NEW     *W EXP 09/10/201 70322A119         $1      2,000  SH           SOLE                            2,000
PHOENIX COS INC NEW         CORPORATE UNIT   71902E406        $53      1,500  SH           SOLE                            1,500
PROVIDIAN FINANCIAL CORP    COM              74406A102        $11        600  SH           SOLE              600
SYNOVUS FINANCIAL CORP      COM              87161C105        $26        900  SH           SOLE              900
WYETH                       DBCV 1/1         983024AD2     $3,495  3,400,000  PRN          SOLE                        3,400,000
SCOTTISH RE GROUP LTD       ORD              G7885T104       $284     11,700  SH           SOLE            11700
                          REPORT SUMMARY   66 RECORDS     $47,081 32,497,250